Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statements Of Operations [Abstract]
Revenue	$ 1,375,091	$ 1,307,305	$ 6,098,374	$ 4,171,622
Cost of revenue	956,645	889,062	3,700,918	2,622,383
Gross profit	418,446	418,243	2,397,456	1,549,239
Operating Expenses
Compensation expenses	117,553	154,929	859,754	807,671
Research and development expense	109,398	118,057	472,229	199,144
Bad debt expenses	220,993	6,950	393,774	78,038
Occupancy expenses	61,918	58,627	276,615	254,145
Depreciation expense	42,260	34,795	169,743	129,246
General and administration expenses	336,694	9,344	99,251	207,629
Total operating expenses	888,815	382,702	2,271,366	1,675,873
Income (loss) from operations	(470,370)	35,541	126,090	(126,634)
Other Expense (Income)
Interest income	26,839	30,168	(114,309)	(109,899)
Research and development grant	183,300	93,465	(526,962)	(302,876)
Other expense (income)			182,566
Finance costs	(660)	(141)	16,797	28,555
Total other income	209,479	123,492	(441,908)	(384,220)
Income before Provision of income taxes	(260,891)	159,033	567,998	257,586
Provision for income taxes	40,229	4,928	579,844
Net (loss) income	(301,120)	154,105	(11,846)	257,586
Other comprehensive loss
Foreign currency translation	138,751	241,928	(807,855)	(253,444)
Comprehensive (loss) income	$ (162,369)	$ 396,033	$ (819,701)	$ 4,142
Net (loss) income per share
Basic	$ (0.029)	$ 0.029	$ (0.002)	$ 0.05
Diluted	$ (0.029)	$ 0.029	$ (0.002)	$ 0.05
Weighted average number of shares used in computing basic and diluted net (loss) income per share:
Basic	10,373,128	5,300,000	5,313,661	5,300,000
Diluted	10,373,128	5,300,000	5,313,661	5,300,000